Document and Entity Information	9 Months Ended
	Dec. 31, 2013	Feb. 04, 2013
Document and Entity Information:
Entity Registrant Name	Profire Energy Inc
Document Type	10-Q
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001289636
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		47,836,428
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3